CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (5,221)	$ (4,739)	$ (1,610)
Loss (Income) loss from discontinued operations	27	(177)	(80)
Net loss from continuing operations	(5,194)	(4,916)	(1,690)
Adjustments required to reconcile net loss from continuing operations to net cash provided by (used in) operating activities:
Loss (gain) on sale of available-for-sale marketable securities	4	8	(10)
Depreciation and amortization	1,106	868	284
Impairment of goodwill	4,819	6,288
Change in payment obligation related to acquisition	(4,337)	(2,774)
Impairment of technology	3,763
Increase (decrease) in deferred tax, net	(514)	41	25
Employees and non-employees stock-based compensation and contribution from shareholders	223	190	69
Increase (decrease) in accrued severance pay, net	32	(16)	(24)
Decrease (increase) in trade receivables, net	(820)	387	364
Decrease (increase) in other accounts receivable and prepaid expenses	(240)	43	72
Increase in trade payables	789	1,676
Increase (decrease) in accrued expenses and other liabilities	368	(1,514)	73
Increase (decrease) in deferred revenues	(452)	120	(60)
Decrease (increase) in restricted cash	(273)	417	(585)
Net cash provided by (used in) operating activities from continuing operations	(726)	818	(1,482)
Cash flows from investing activities
Purchase of property and equipment	(129)	(108)	(41)
Cash paid in connection with acquisition of Vexigo Ltd., net of cash acquired (a)	(1,400)	(2,264)
Capitalization of software development costs	(380)	(411)
Investment in available-for-sale marketable securities	(86)	(104)	(153)
Proceeds from sale of available-for-sale marketable securities	85	98	157
Net cash used in investing activities	(1,910)	(2,789)	(37)
Cash flows from financing activities
Proceeds from issuance of shares	700	500
Proceeds from exercise of stock options		51	14
Net cash provided by financing activities	700	551	14
Decrease in cash and cash equivalents	(1,936)	(1,420)	(1,505)
Cash and cash equivalents at the beginning of the year	3,444	4,864	6,369
Cash and cash equivalents at the end of the year	1,508	3,444	4,864
Supplemental disclosure of cash flows activities
Cash paid during the year for income taxes	$ 5	7	$ 16
Fair values of assets acquired and liabilities assumed
Total assets, net of cash		4,691
Total liabilities		(4,512)
Technology		4,433
Deferred tax liability		(709)
Goodwill		11,107
Issuance of shares		(4,369)
Payment obligations in connection with acquisition		(1,845)
Contingent earn-out consideration, net		(6,532)
Total cash paid during the year		$ 2,264